Stock-Based Employee Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Total compensation cost recognized in our results of operations	$ 56.1	$ 54.0	$ 55.0
Total income tax benefit recognized in our results of operations	$ 18.5	$ 17.8	$ 18.7